SHAREHOLDERS' (DEFICIT) EQUITY - Stock Options (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)	2,024	2,724	3,345
Options granted (in shares)		556	361
Options exercised (in shares)			(2)
Options canceled / expired (in shares)		(1,256)	(980)
Options at end of period (in shares)	1,170	2,024	2,724	3,345
Options vested and exercisable as at end of the period	1,126	1,498
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)	$ 1,683.90	$ 2,332.80	$ 2,001.60
Options granted (in dollars per share)		15.48	1,857.60
Options exercised (in dollars per share)			1,814.40
Options canceled / expired (in dollars per share)		2,354.76	903.60
Exercise Price at end of period (in dollars per share)	2,189.70	1,683.90	$ 2,332.80	$ 2,001.60
Exercise Price vested and exercisable (in dollars per share)	$ 2,192.58	$ 2,041.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)	2 years	3 years 6 months	2 years 9 months 18 days	3 years 7 months 6 days
Weighted Average Remaining life vested and exercisable (in years)	1 year 10 months 24 days	2 years